Variable Portfolio – U.S. Flexible Moderate Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 47.1%
	Shares	Value ($)
U.S. Large Cap 47.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	936,487	99,220,757
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	4,605,154	221,784,229
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	4,507,565	98,174,770
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,065,719	93,019,323
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,314,795	90,142,354
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,279,155	92,670,428
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,622,020	85,220,945
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,041,025	177,239,379
Total		957,472,185
Total Equity Funds (Cost $467,392,459)		957,472,185

Exchange-Traded Equity Funds 1.0%

U.S. Mid Large Cap 1.0%
iShares Core S&P 500 ETF	18,900	10,619,910
Vanguard S&P 500 ETF	21,500	11,049,065
Total		21,668,975
Total Exchange-Traded Equity Funds (Cost $21,838,477)		21,668,975

Exchange-Traded Fixed Income Funds 7.0%

Investment Grade 7.0%
iShares Core U.S. Aggregate Bond ETF	330,000	32,643,600
iShares iBoxx $ Investment Grade Corporate Bond ETF	541,363	58,840,744
Vanguard Intermediate-Term Corporate Bond ETF	626,900	51,255,344
Total		142,739,688
Total Exchange-Traded Fixed Income Funds (Cost $140,410,289)		142,739,688

Fixed Income Funds 26.2%
	Shares	Value ($)
Investment Grade 26.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,960,876	94,592,362
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,132,636	30,449,218
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,208,689	46,751,425
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,361,220	30,519,877
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,590,831	133,797,919
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,711,893	109,506,202
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,803,805	86,893,556
Total		532,510,559
Total Fixed Income Funds (Cost $606,460,483)		532,510,559

Residential Mortgage-Backed Securities - Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	55,200,000	48,040,494
04/16/2040- 04/14/2055	3.500%	21,375,000	19,564,531
04/16/2040- 04/14/2055	4.000%	54,200,000	50,796,534
04/14/2055	4.500%	42,050,000	40,219,455
04/14/2055	5.000%	20,200,000	19,797,019
Total Residential Mortgage-Backed Securities - Agency (Cost $177,873,146)			178,418,033

Put Option Contracts Purchased 0.6%
Value ($)
(Cost $13,080,148)	11,528,355

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2025 (Unaudited)

Money Market Funds 17.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	351,104,236	351,034,015
Total Money Market Funds (Cost $350,954,536)		351,034,015
Total Investments in Securities (Cost: $1,778,009,538)		2,195,371,810
Other Assets & Liabilities, Net		(161,484,032)
Net Assets		2,033,887,778
At March 31, 2025, securities and/or cash totaling $15,876,377 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	116	06/2025	USD	32,788,850	61,562	—
S&P 500 Index E-mini	152	06/2025	USD	42,964,700	—	(313,186)
U.S. Long Bond	53	06/2025	USD	6,215,906	7,909	—
U.S. Treasury 10-Year Note	22	06/2025	USD	2,446,813	13,896	—
U.S. Treasury 2-Year Note	295	06/2025	USD	61,115,703	160,345	—
U.S. Treasury 5-Year Note	536	06/2025	USD	57,971,750	374,566	—
U.S. Treasury Ultra Bond	27	06/2025	USD	3,300,750	9,253	—
U.S. Treasury Ultra Bond	26	06/2025	USD	3,178,500	—	(16,414)
Total					627,531	(329,600)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(118)	06/2025	USD	(11,959,890)	—	(84,663)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	238,503,625	425	4,600.00	06/18/2026	6,118,300	5,102,125
S&P 500 Index	Morgan Stanley	USD	209,322,005	373	4,700.00	06/18/2026	5,482,195	4,987,010
S&P 500 Index	Morgan Stanley	USD	46,578,355	83	4,700.00	12/18/2026	1,479,653	1,439,220
Total							13,080,148	11,528,355
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	339,969,701	175,995,026	(164,926,170)	(4,542)	351,034,015	—	4,328	3,597,336	351,104,236
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	107,270,040	81,497	(689,395)	(7,441,385)	99,220,757	—	928,527	—	936,487
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	93,830,237	411,448	(3,890,903)	4,241,580	94,592,362	—	(974,326)	—	10,960,876
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	237,112,903	97,451	(2,262,612)	(13,163,513)	221,784,229	—	3,241,015	—	4,605,154
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	30,559,805	98,946	(756,572)	547,039	30,449,218	—	(3,743)	—	3,132,636
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,098,648	429,651	(531,984)	1,755,110	46,751,425	—	(193,851)	—	6,208,689
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	107,991,490	128,929	(1,306,613)	(8,639,036)	98,174,770	—	799,043	—	4,507,565
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	93,550,577	—	(1,816,442)	1,285,188	93,019,323	—	1,602,976	—	2,065,719
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,206,307	142,910	(1,058,726)	1,229,386	30,519,877	—	(159,656)	—	3,361,220
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	132,902,205	601,709	(3,757,381)	4,051,386	133,797,919	—	(775,722)	—	14,590,831
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	96,389,467	47,008	(933,752)	(5,360,369)	90,142,354	—	1,361,201	—	1,314,795
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	92,462,933	3,092	(1,703,953)	1,908,356	92,670,428	—	1,359,360	—	2,279,155
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	107,858,339	623,178	(2,534,742)	3,559,427	109,506,202	—	(462,889)	—	11,711,893
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	98,423,598	186,220	(2,441,782)	(10,947,091)	85,220,945	—	458,733	—	1,622,020
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	86,266,183	372,255	(2,586,980)	2,842,098	86,893,556	—	(320,987)	—	8,803,805
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	187,737,261	88,652	(865,141)	(9,721,393)	177,239,379	—	1,198,824	—	4,041,025
Total	1,887,629,694			(33,857,759)	1,841,016,759	—	8,062,833	3,597,336

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2025

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